Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 11, 2018
Numerator:
Net income (loss)	$ 3,753	$ 66,547	$ (8,176)	$ 21,224
Denominator:
Weighted average Class A Shares Outstanding - basic	26,450
Effect of dilutive shares	198
Weighted average Class A Shares Outstanding - diluted	26,648
Earnings per Class A Share - basic	$ 0.14
Earnings per Class A Share - diluted	$ 0.14
Class A Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Common Stock, Shares, Outstanding	26,450,000	36,500	36,500	36,500	0
Denominator:
Weighted average Class A Shares Outstanding - diluted	26,648,000
Earnings per Class A Share - basic	$ 0.14
Earnings per Class A Share - diluted	$ 0.14
Class B Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Common Stock, Shares, Outstanding	48,440,000				0
Denominator:
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	48,439,772